Fair Value of Plan Assets (Details) - ArcBest 401(k) and DC Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 758,591,320	$ 866,052,351
Transfers into level 3	0
Transfers out of level 3	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	420,500,038	113,457,844
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,889,909	9,977,806
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	323,287,158	739,116,525
Recurring
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	758,591,320	866,052,351
EBP, Liability	0	0
Nonrecurring
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
EBP, Liability	0	0
Fair value hierarchy | Recurring
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	435,304,162	126,935,826
Fair value hierarchy | Recurring | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	420,500,038	113,457,844
Fair value hierarchy | Recurring | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,889,909	9,977,806
Fair value hierarchy | Recurring | ArcBest Corporation stock fund - common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,914,215	3,412,517
Fair value hierarchy | Recurring | ArcBest Corporation stock fund - money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		87,659
Level 1 | Recurring
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	430,389,947	126,935,826
Level 1 | Recurring | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	420,500,038	113,457,844
Level 1 | Recurring | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,889,909	9,977,806
Level 1 | Recurring | ArcBest Corporation stock fund - common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		3,412,517
Level 1 | Recurring | ArcBest Corporation stock fund - money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		87,659
Level 2 | Recurring
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,914,215
Level 2 | Recurring | ArcBest Corporation stock fund - common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	4,914,215
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Net asset value | Recurring | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 323,287,158	$ 739,116,525